Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
August 31, 2026
FEGK6-NPRT3-1026
1.9883992.109
Common Stocks - 98.8%
	Shares	Value ($)
AUSTRALIA - 2.7%
Materials - 2.7%
Metals & Mining - 2.7%
Anglogold Ashanti Plc	242,500	27,237,600
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	54,000	5,145,770
KOREA (SOUTH) - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Coupang Inc Class A (a)	472,748	7,592,333
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (a)	50,300	1,433,550
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (a)	5,400	2,229,822
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	35,856	2,802,146
UNITED STATES - 94.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
AST SpaceMobile Inc Class A (a)(b)	48,638	2,874,506
Entertainment - 0.1%
ROBLOX Corp Class A (a)	58,148	2,400,931
TOTAL COMMUNICATION SERVICES		5,275,437
Consumer Discretionary - 7.5%
Automobile Components - 0.2%
Cooper-Standard Holdings Inc (a)	72,300	1,936,194
Hotels, Restaurants & Leisure - 4.2%
Brinker International Inc (a)	24,369	5,568,317
Carnival Corp Ltd	382,800	9,145,092
DraftKings Inc Class A (a)	17,793	432,192
Dutch Bros Inc Class A (a)(b)	151,781	7,416,020
Royal Caribbean Cruises Ltd	30,091	8,086,655
Texas Roadhouse Inc	53,847	10,532,473
Wingstop Inc	20,605	2,255,835
		43,436,584
Household Durables - 2.6%
Garmin Ltd	36,100	10,256,371
SharkNinja Inc (a)(b)	69,249	13,329,740
Somnigroup International Inc	50,545	3,272,789
		26,858,900
Specialty Retail - 0.0%
Wayfair Inc Class A (a)	3,650	362,335
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	42,367	5,227,664
TOTAL CONSUMER DISCRETIONARY		77,821,677
Consumer Staples - 3.6%
Beverages - 0.3%
Celsius Holdings Inc (a)	117,284	3,688,582
Consumer Staples Distribution & Retail - 3.3%
Casey's General Stores Inc	24,046	18,087,642
Performance Food Group Co (a)	111,732	11,080,462
US Foods Holding Corp (a)	47,489	4,978,747
		34,146,851
TOTAL CONSUMER STAPLES		37,835,433
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Marathon Petroleum Corp	23,300	8,698,356
Targa Resources Corp	32,744	9,615,276
TOTAL ENERGY		18,313,632
Financials - 3.9%
Capital Markets - 3.4%
Cboe Global Markets Inc	25,000	7,505,000
Galaxy Digital Inc Class A (a)(b)	88,500	2,177,100
Robinhood Markets Inc Class A (a)	241,665	25,328,909
		35,011,009
Financial Services - 0.5%
Remitly Global Inc (a)	77,800	2,080,371
Toast Inc Class A (a)	96,997	3,306,628
		5,386,999
TOTAL FINANCIALS		40,398,008
Health Care - 6.2%
Biotechnology - 2.8%
Alnylam Pharmaceuticals Inc (a)	7,880	1,896,637
Insmed Inc (a)	59,600	7,260,472
Natera Inc (a)	24,918	8,022,599
Revolution Medicines Inc (a)	57,000	11,717,491
		28,897,199
Health Care Equipment & Supplies - 1.7%
Dexcom Inc (a)	119,800	10,908,988
IDEXX Laboratories Inc (a)	9,200	5,121,548
TransMedics Group Inc (a)	20,646	1,752,226
		17,782,762
Health Care Providers & Services - 1.1%
Cardinal Health Inc	8,937	2,096,799
Cencora Inc	28,237	9,137,493
		11,234,292
Health Care Technology - 0.6%
Veeva Systems Inc Class A (a)	22,193	6,340,318
TOTAL HEALTH CARE		64,254,571
Industrials - 40.6%
Aerospace & Defense - 13.9%
ATI Inc (a)	146,879	29,992,692
Axon Enterprise Inc (a)	34,201	19,376,919
Beta Technologies Inc Class A (a)	4,830	97,082
Carpenter Technology Corp	21,174	10,087,717
Curtiss-Wright Corp	6,000	3,495,180
FTAI Aviation Ltd	21,100	4,011,110
HEICO Corp Class A	6,862	1,675,495
Howmet Aerospace Inc	83,732	20,510,153
Karman Holdings Inc (a)(b)	165,265	6,850,234
Mercury Systems Inc (a)	102,400	8,942,592
Rocket Lab Corp (a)	174,091	11,127,897
VSE Corp (b)	63,725	13,298,133
Woodward Inc	42,300	14,374,386
		143,839,590
Building Products - 1.2%
Modine Manufacturing Co (a)	17,400	3,104,682
Trane Technologies PLC	22,142	9,839,905
		12,944,587
Commercial Services & Supplies - 1.0%
Cintas Corp	51,429	10,377,858
Construction & Engineering - 12.5%
API Group Corp (a)	240,614	9,444,100
Comfort Systems USA Inc	16,495	25,495,002
Construction Partners Inc Class A (a)(b)	131,628	13,978,894
EMCOR Group Inc	21,358	15,688,305
Granite Construction Inc (b)	110,421	13,312,356
IES Holdings Inc (a)	10,600	3,211,800
MasTec Inc (a)	57,721	13,840,341
Sterling Infrastructure Inc (a)	73,244	34,429,807
		129,400,605
Electrical Equipment - 2.9%
Forgent Power Solutions Inc Class A	193,400	5,906,436
Nextpower Inc (a)	43,600	3,576,508
nVent Electric PLC	102,894	15,511,271
Rockwell Automation Inc	11,700	4,965,831
		29,960,046
Ground Transportation - 1.8%
Old Dominion Freight Line Inc	25,193	5,037,592
XPO Inc (a)	71,356	13,842,351
		18,879,943
Machinery - 4.9%
ESCO Technologies Inc	12,500	3,412,875
Federal Signal Corp (b)	53,778	6,292,026
Mayville Engineering Co Inc (a)(b)	339,700	6,576,592
RBC Bearings Inc (a)	42,976	21,241,318
Westinghouse Air Brake Technologies Corp	47,623	13,616,844
		51,139,655
Passenger Airlines - 0.6%
Delta Air Lines Inc	80,914	6,311,292
Trading Companies & Distributors - 1.8%
Fastenal Co	51,391	2,534,090
QXO Inc (a)(b)	237,500	3,154,000
WW Grainger Inc	2,962	3,878,709
Xometry Inc Class A (a)	104,400	9,676,837
		19,243,636
TOTAL INDUSTRIALS		422,097,212
Information Technology - 22.8%
Communications Equipment - 2.0%
Lumentum Holdings Inc (a)	22,290	20,390,000
Electronic Equipment, Instruments & Components - 6.1%
Advanced Energy Industries Inc	22,700	6,284,722
Coherent Corp (a)	62,951	17,489,676
Flex Ltd (a)	133,100	14,541,175
Keysight Technologies Inc (a)	30,800	9,939,160
nLight Inc (a)	86,600	3,660,582
OSI Systems Inc (a)(b)	32,970	6,854,793
TTM Technologies Inc (a)	42,700	5,077,884
		63,847,992
IT Services - 5.2%
Cloudflare Inc Class A (a)	107,633	32,839,905
Gartner Inc (a)	12,008	2,378,905
Snowflake Inc (a)	56,200	18,626,366
		53,845,176
Semiconductors & Semiconductor Equipment - 5.6%
Astera Labs Inc (a)	53,217	15,804,385
Credo Technology Group Holding Ltd (a)	52,200	11,807,118
Lattice Semiconductor Corp (a)	20,100	2,318,334
MACOM Technology Solutions Holdings Inc (a)	29,400	7,756,602
Microchip Technology Inc	90,000	6,610,500
Onto Innovation Inc (a)	7,485	2,000,067
Teradyne Inc	33,700	11,789,271
		58,086,277
Software - 3.6%
Appfolio Inc Class A (a)(b)	48,092	11,263,627
Cadence Design Systems Inc (a)	27,556	9,335,422
Datadog Inc Class A (a)	70,950	16,817,988
		37,417,037
Technology Hardware, Storage & Peripherals - 0.3%
Everpure Inc Class A (a)	16,023	1,489,337
Sandisk Corp (a)	1,300	2,036,710
		3,526,047
TOTAL INFORMATION TECHNOLOGY		237,112,529
Materials - 2.4%
Chemicals - 0.3%
Solstice Advanced Materials Inc	49,400	3,131,466
Construction Materials - 2.1%
CRH PLC	89,127	8,403,785
Suncrete Inc Class A	233,900	4,011,384
Vulcan Materials Co	35,851	9,664,713
		22,079,882
TOTAL MATERIALS		25,211,348
Real Estate - 3.5%
Health Care REITs - 1.2%
Welltower Inc	52,440	12,388,426
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	24,700	3,601,507
Retail REITs - 1.5%
Simon Property Group Inc	69,800	14,819,936
Specialized REITs - 0.5%
Iron Mountain Inc	45,987	5,304,600
TOTAL REAL ESTATE		36,114,469
Utilities - 1.6%
Electric Utilities - 0.3%
NRG Energy Inc	24,171	2,661,711
Independent Power and Renewable Electricity Producers - 1.3%
Talen Energy Corp (a)	9,205	2,722,470
Vistra Corp	80,215	11,019,135
		13,741,605
TOTAL UTILITIES		16,403,316
TOTAL UNITED STATES		980,837,632
TOTAL COMMON STOCKS (Cost $885,718,121)		1,027,278,853

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED STATES - 0.8%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series H (c)(d)	28,200	2,072,700
Information Technology - 0.6%
Software - 0.6%
Anthropic PBC Series H (c)(d)	6,100	4,742,933
Databricks Inc Series L (c)(d)	7,194	1,820,082
TOTAL INFORMATION TECHNOLOGY		6,563,015
TOTAL UNITED STATES		8,635,715
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,904,284)		8,635,715

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	2,078,588	2,079,004
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	37,967,047	37,970,843
TOTAL MONEY MARKET FUNDS (Cost $40,049,784)			40,049,847

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $932,672,189)	1,075,964,415
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(35,192,079)
NET ASSETS - 100.0%	1,040,772,336

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,635,715 or 0.8% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,926,257.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	1,944,466

Anthropic PBC Series H	5/28/2026	3,592,958

Databricks Inc Series L	12/18/2025	1,366,860

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	4,861,690	189,159,544	191,942,558	133,333	265	63	2,079,004	2,078,588
Fidelity Securities Lending Cash Central Fund	18,014,102	266,969,429	247,013,262	42,208	574	-	37,970,843	37,967,047
	22,875,792	456,128,973	438,955,820	175,541	839	63	40,049,847

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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